Stockholders’ Deficit	6 Months Ended	12 Months Ended
	Feb. 28, 2017	Aug. 31, 2016
Equity [Abstract]
Stockholders’ Deficit

NOTE 5 - STOCKHOLDERS’ DEFICIT

As of February 28, 2017, the Company was authorized to issue 130,000,000 shares of its $0.001 par value Class A common stock, 6,000,000 shares of its $0.001 par value Class B common stock, 64,000,000 shares of its $0.001 par value Class C common stock and 5,000,000 shares of its $0.001 par value preferred stock.

Pursuant to the September 15, 2016 change in control agreement, a representative of UBI paid into an attorney trust account $150,000 on September 14, 2016 and $67,500 on October 11, 2016, for a total of $217,500. The $217,500 consisted of $200,000 for the newly issued shares of Class A, Class B Voting, and Class C Common Stock and $17,500 for the payment of specific expenses.

Starting in December 2016, the Company engaged the services of a total of 45 employees and non-employees to perform certain marketing, research and development and investor relations services. The related agreements, which were executed in March 2017, provide for the contractors to work for the Company for terms ranging from September 2016 to January 1, 2017 to December 31, 2017 for compensation including the issuance of a total of 8,400,000 shares of Class C common stock (which occurred April 3, 2017). At February 28, 2017, we have accrued stock-based compensation expense totaling $280,000 for these issuances based on an estimated fair value of $1,680,000 for 8,400,000 shares using $0.20 per share and a 2 month (of 12 month) expense recognition. The remaining expense of $1,400,000 will be amortized evenly over the 10 months ending December 31, 2017.

During the year ended August 31, 2012, the Company committed to issue a total of approximately 1,390 shares of common stock to various parties for services rendered or other consideration valued at a total of $90,521 based on the prevailing trading price of the Company’s common stock at the dates of the respective commitments. The related expenses were recorded in the year ended August 31, 2012 but the shares have never been issued.

NOTE 5 - STOCKHOLDERS’ DEFICIT

At August 31, 2016, the Company was authorized to issue 70,000,000 shares of its $0.001 par value common stock and 5,000,000 shares of its $0.001 par value preferred stock. On November 21, 2016 (see Note 12), the Company changed its authorized capital stock.

During the year ended August 31, 2012, the Company committed to issue a total of approximately 1,390 shares of common stock to various parties for services rendered or other consideration valued at a total of $90,521 based on the prevailing trading price of the Company’s common stock at the dates of the respective commitments. The related expenses were recorded in the year ended August 31, 2012 but the shares have never been issued.